Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Statement [Line Items]
Net of income tax provision, reclassification to earnings of (gains)	$ 3	$ 6	$ 7	$ 11	$ 24
Net of income tax (provision), gains (losses) on derivatives designated as cash flow hedges	409	(302)	(702)	(41)	(884)
Net of income tax (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	(102)	(70)	(127)	(301)	(418)
Net of income tax (provision) recovery, unrealized (losses) on hedges of net foreign operations	28	(287)	14	(51)	(9)
Net of income tax (provision) recovery, net unrealized gains on fair value through OCI equity securities	0	0	(1)	4	(4)
Net of income tax (provision) recovery, net gains (losses) on remeasurement of pension and other employee future benefit plans	(22)	11	(40)	(19)	(22)
Net of income tax (provision) recovery, net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	118	(56)	(42)	96	258
Debt securities [member]
Statement [Line Items]
Net of income tax (provision), unrealized gains (losses) on fair value through OCI debt securities	$ (66)	$ 50	$ (21)	$ (61)	$ (134)